Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
Risk Management and Strategy
We have implemented comprehensive cybersecurity risk assessment procedures to ensure effectiveness in cybersecurity management, strategy and governance and reporting cybersecurity risks. We have also integrated cybersecurity risk management into our overall enterprise risk management system.
We have developed a comprehensive cybersecurity threat defense system to address both internal and external threats. This system encompasses various levels, including network, host and application security and incorporates systematic security capabilities for threat defense, monitoring, analysis, response, deception and countermeasures. We strive to manage cybersecurity risks and protect sensitive information through various methods, including technical safeguards, procedural requirements, an intensive monitoring program on our corporate network, continuous testing of our security posture both internally and with outside vendors, a robust incident response program, a review of the effectiveness of our security system with reference to applicable security standards by qualified third parties and regular cybersecurity awareness training for employees. Both our Security Department and Operation and Maintenance Department continually monitor the performance of our apps, platforms and infrastructure to enable us to respond quickly to potential problems, including potential cybersecurity threats.
As of the date of this annual report, we have not experienced any material cybersecurity incidents or identified any material cybersecurity threats that have affected or are reasonably likely to materially affect us, our business strategy, results of operations or financial condition.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	We have also integrated cybersecurity risk management into our overall enterprise risk management system.
We have developed a comprehensive cybersecurity threat defense system to address both internal and external threats. This system encompasses various levels, including network, host and application security and incorporates systematic security capabilities for threat defense, monitoring, analysis, response, deception and countermeasures. We strive to manage cybersecurity risks and protect sensitive information through various methods, including technical safeguards, procedural requirements, an intensive monitoring program on our corporate network, continuous testing of our security posture both internally and with outside vendors, a robust incident response program, a review of the effectiveness of our security system with reference to applicable security standards by qualified third parties and regular cybersecurity awareness training for employees. Both our Security Department and Operation and Maintenance Department continually monitor the performance of our apps, platforms and infrastructure to enable us to respond quickly to potential problems, including potential cybersecurity threats.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	As of the date of this annual report, we have not experienced any material cybersecurity incidents or identified any material cybersecurity threats that have affected or are reasonably likely to materially affect us, our business strategy, results of operations or financial condition.
Cybersecurity Risk Board of Directors Oversight [Text Block]
Governance
The corporate governance and nominating committee of our board of directors is responsible for overseeing the Company’s cybersecurity risk management and be informed on risks from cybersecurity threats. The corporate governance and nominating committee shall review, approve and maintain oversight of the disclosure (i) on Form
6-K
for material cybersecurity incidents (if any) and (ii) related to cybersecurity matters in the periodic reports (including annual report on Form
20-F)
of the Company. In addition, at the management level, we have established the Data Management Committee, which consists of seven top executives, including the person in charge of our Security Department who has experience in dealing with confidentiality-related cybersecurity issues, and is chaired by our senior vice president and general counsel, to oversee and manage cybersecurity related matters and formulate policies as necessary. Our Data Management Committee reports to our corporate governance and nominating committee on a quarterly basis regarding its assessment, identification and management on material risks from cybersecurity threats happened in the ordinary course of our business operations. If a cybersecurity incident occurs, our data management committee will promptly organize relevant personnel for internal assessment and, depending on the situation, seek the opinions of external experts and legal advisors. If it is determined that the incident could potentially be a material cybersecurity event, our data management committee will promptly report the investigation and assessment results to our corporate governance and nominating committee and our corporate governance and nominating committee will decide on the relevant response measures and whether any disclosure is necessary. If such disclosure is determined to be necessary, our data management committee shall promptly prepare disclosure material for review and approval by our corporate governance and nominating committee before it is disseminated to the public.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	The corporate governance and nominating committee of our board of directors is responsible for overseeing the Company’s cybersecurity risk management and be informed on risks from cybersecurity threats. The corporate governance and nominating committee shall review, approve and maintain oversight of the disclosure (i) on Form
6-K
for material cybersecurity incidents (if any) and (ii) related to cybersecurity matters in the periodic reports (including annual report on Form
20-F)
of the Company.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	The corporate governance and nominating committee of our board of directors is responsible for overseeing the Company’s cybersecurity risk management and be informed on risks from cybersecurity threats. The corporate governance and nominating committee shall review, approve and maintain oversight of the disclosure (i) on Form
6-K
for material cybersecurity incidents (if any) and (ii) related to cybersecurity matters in the periodic reports (including annual report on Form
20-F)
of the Company.
Cybersecurity Risk Role of Management [Text Block]	Our Data Management Committee reports to our corporate governance and nominating committee on a quarterly basis regarding its assessment, identification and management on material risks from cybersecurity threats happened in the ordinary course of our business operations. If a cybersecurity incident occurs, our data management committee will promptly organize relevant personnel for internal assessment and, depending on the situation, seek the opinions of external experts and legal advisors. If it is determined that the incident could potentially be a material cybersecurity event, our data management committee will promptly report the investigation and assessment results to our corporate governance and nominating committee and our corporate governance and nominating committee will decide on the relevant response measures and whether any disclosure is necessary. If such disclosure is determined to be necessary, our data management committee shall promptly prepare disclosure material for review and approval by our corporate governance and nominating committee before it is disseminated to the public.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	In addition, at the management level, we have established the Data Management Committee, which consists of seven top executives, including the person in charge of our Security Department who has experience in dealing with confidentiality-related cybersecurity issues, and is chaired by our senior vice president and general counsel, to oversee and manage cybersecurity related matters and formulate policies as necessary.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	If a cybersecurity incident occurs, our data management committee will promptly organize relevant personnel for internal assessment and, depending on the situation, seek the opinions of external experts and legal advisors.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	If it is determined that the incident could potentially be a material cybersecurity event, our data management committee will promptly report the investigation and assessment results to our corporate governance and nominating committee and our corporate governance and nominating committee will decide on the relevant response measures and whether any disclosure is necessary.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true